Liquidity, Going Concern, and Restatement (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 14, 2023	Jul. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity, Going Concern, and Restatement [Line Items]
Net loss			$ 944,190			$ 5,259,037
Working capital deficit			5,261,178			4,377,646
Cash outflows from operating activities			$ (539,833)	$ (955,816)		$ (1,809,145)		$ (4,186,848)
Issuance of common shares (in Shares)	370,000
Shares issued per share (in Dollars per share)	$ 20		$ 1.87		$ 1.87	$ 1.87
Number of shares issued for asset acquisition (in Shares)			370,000			370,000
Shares of common stock issued (in Shares)			29,600		29,600	29,600
Assets			$ 14,875,699		$ 14,875,699	$ 7,539,907		7,784,499
Interest expenses						$ 773,139		1,233,284
Stock-based expenses amortization period			5 years			5 years
Stock-compensation expense					48,773	$ 451,480	$ 2,031,631	902,960
Stock subscription receivables									$ 1,354,440
Zhonghui [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Valuation amount			$ 7,400,000		$ 7,400,000	$ 7,400,000
Post-Split [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Share issued for post split (in Shares)		644,972
Maximum [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Shares issued per share (in Dollars per share)			$ 20		$ 20	$ 20
Minimum [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Shares issued per share (in Dollars per share)			$ 1.87		$ 1.87	$ 1.87
Revision of Prior Period, Adjustment [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Net loss				1,053,355
Cash outflows from operating activities				(353,815)
Assets				$ (6,484,392)			$ (6,484,392)	(6,708,100)
Stock-compensation expense								536,648
Interest expenses								$ 1,179,669
Zhong Hui Lian He Ji Tuan, Ltd. [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Percentage of ownership	20.00%
AiBtl BioPharma, Inc [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Percentage of ownership								100.00%
AiBtl BioPharma, Inc [Member] | Maximum [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Percentage of ownership						100.00%		100.00%
AiBtl BioPharma, Inc [Member] | Minimum [Member]
Liquidity, Going Concern, and Restatement [Line Items]
Percentage of ownership						69.70%		69.70%